SEPTEMBER 30, 2012

SEMIANNUAL REPORT

FIXED INCOME

Franklin Templeton Limited Duration Income Trust

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Contents

Semiannual Report

Franklin Templeton Limited Duration Income Trust 1

Performance Summary 8

Annual Shareholders' Meeting 9

Dividend Reinvestment Plan 10

Financial Highlights and Statement of Investments 13

Financial Statements 30

Notes to Financial Statements 33

Shareholder Information 44

Semiannual Report

Franklin Templeton Limited Duration Income Trust

Your Fund's Goals and Main Investments: Franklin Templeton Limited Duration Income Trust seeks to provide high, current income, with a secondary objective of capital appreciation to the extent it is possible and consistent with the Fund's primary objective, through a portfolio consisting primarily of high yield corporate bonds, floating rate bank loans and mortgage- and other asset-backed securities.

Dear Shareholder:

We are pleased to bring you Franklin Templeton Limited Duration Income Trust's semiannual report for the period ended September 30, 2012.

Performance Overview

For the six months under review, Franklin Templeton Limited Duration Income Trust had cumulative total returns of +5.44% based on net asset value and +9.14% based on market price. Net asset value increased from $13.82 per share on March 31, 2012, to $14.05 at period-end, and the market price increased from $14.01 to $14.76 over the same period. You can find the Fund's performance data in the Performance Summary on page 8.

Economic and Market Overview

During the six months under review, U.S. economic data remained mixed. Manufacturing indicators weakened and gross domestic product growth

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

Semiannual Report | 1

slowed during the period. However, oil prices declined, the unemployment rate decreased and the housing sector strengthened with new and existing home sales as well as prices pointing toward a gradual strengthening trend, albeit from a low base. Consumer spending increased in July and August, but largely as a result of higher food and fuel prices. Despite this drawdown in savings, September’s consumer confidence reached the highest level of the reporting period.

Economists, business leaders and market watchers were concerned about the U.S. “fiscal cliff” at the beginning of 2013 when, unless Congress acts, automatic income tax increases and federal budget cuts will take place. They fear these events could cause another U.S. recession. Not knowing whether Congress and the President will avert these measures after the U.S. election, many businesses delayed major investment and hiring decisions. Seeking to support a stronger economic recovery, the Federal Reserve Board (Fed) acknowledged the need for further policy accommodation and announced in September a third round of quantitative easing (QE3). QE3 consisted of $40 billion monthly purchases of mortgage-backed securities until the labor market improves. The Fed also continued buying long-term Treasuries and selling short-term Treasuries in an effort to put downward pressure on long-term interest rates.

The announcement of QE3 as well as ongoing investor concerns about eurozone uncertainty drove the 10-year U.S. Treasury yield from 2.23% on March 31, 2012, to 1.65% on September 30, 2012. During the six months under review, investment-grade fixed income markets, as measured by the Barclays U.S. Aggregate Index, posted moderate returns. Although U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), began the period with a decline, they rallied later in the period and produced a modest gain.1

Investment Strategy

We invest in a diversified mix of fixed income securities, primarily high yield corporate bonds, senior secured floating rate bank loans, and mortgage- and other asset-backed securities. Our top-down analysis of macroeconomic trends combined with a bottom-up fundamental analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and bank loan sectors, we seek securities trading at reasonable valuations

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

2 | Semiannual Report

from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing inefficiencies and underlying collateral characteristics.

Manager’s Discussion

Moderate economic growth and generally positive investment returns continued during the six-month period under review, although periods of heightened concern over the European debt crisis and the outcome of the U.S. presidential election contributed to increased volatility and risk aversion. With lingering questions about the U.S. economic recovery’s sustainability and uncertainty as to how the political landscape could evolve, the Fed maintained its accommodative policies. Growth concerns and Fed policies combined to drive interest rates lower, and the 10-year Treasury yield declined from 2.23% to 1.65% over the six-month period. The rate decline generally benefited fixed income returns, and the moderate yet positive economic growth environment supported credit sectors such as high yield corporate bonds and leveraged loans. In addition, the low interest rate environment encouraged many fixed income investors to shift from Treasuries and other higher rated asset classes into high yield corporate bonds and leveraged loans in an attempt to maintain their income streams. The resulting positive flows into these asset classes further supported returns.

Overall, despite ongoing investor concerns with the U.S. and Europe, financial investments generally posted positive returns. The U.S. stock market, as measured by the S&P 500, returned +3.43%.2 Fixed income assets generally performed better amid a decline in Treasury yields and the inflow into fixed income assets. In this environment, high yield corporate bonds returned +5.90%, followed by +4.18% for leveraged loans and +2.22% for mortgage-backed securities, as measured by the Credit Suisse (CS) High Yield, CS Leveraged Loan and Barclays U.S. Mortgage-Backed Securities Indexes, respectively.2 Over the six-month period we increased the Fund’s exposure to leveraged loans and mortgage-backed securities, while reducing exposure to high yield corporate bonds.

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Semiannual Report | 3

High Yield Corporate Bonds

High yield bonds overcame a brief May sell-off related to an escalation in the European debt crisis to register an above-coupon six-month return of +5.90%.2 Although the return was partly driven by an overall interest rate decline, the yield spread over Treasuries also narrowed from 6.2 to 5.9 percentage points, which provided another boost.

A combination of fundamental and technical factors contributed to the spread narrowing. Fundamentally, corporate earnings grew sufficiently to keep the actual and expected default rates below historical levels. Technically, strong inflows into high yield corporate bonds also helped drive spreads tighter. The higher and middle-tier rating categories generated better returns than the lowest rating categories, which indicated to us that investors maintained some degree of discipline. Given these bonds’ record low nominal yields and robust demand, companies increasingly tapped the high yield corporate bond market, and new issuance reached a record level. Most of the bond issuance was for refinancing purposes, but as the period progressed, certain shareholder-friendly activities such as dividend deals became more common. Although we remained positive on the outlook for high yield corporate bonds, as valuations traded below the historical average spread of the past 14 years and a high average dollar price limited future upside potential, we scaled back our exposure in favor of the Fund’s other primary asset classes.

Floating Rate Bank Loans

A combination of fundamental and technical factors supported the bank loan asset class, which returned +4.18% for the six-month period.2 Lower credit quality bank loan bonds rated CCC or distressed outperformed higher quality bank loan bonds rated split BB or higher as steady inflows and new collateralized loan obligations (CLOs) helped drive demand.3 The average loan price rose to 98.9 cents on the dollar on September 30, 2012, from 98.6 cents on March 31, 2012, and the discounted spread to maturity was LIBOR +447 basis points (100 basis points equal one percentage point).4

3. Split BB means for credit rating agencies S&P and Moody’s Investors Service, a BB or equivalent rating by one agency and a B rating by the other.

4. Source: Standard & Poor’s.

4 | Semiannual Report

CLO issuance continued to rebound during the period amid demand from insurance companies, small U.S. banks and pension accounts. Greater CLO issuance increased primary loan market activity and many new vehicles also purchased loans in the secondary market, helping to drive prices higher. Inflows into loan mutual funds also returned at the beginning of the period, helped in part by optimism surrounding the economic recovery. Although market weakness in May led to outflows, steady inflows toward the end of the period helped spur a rebound in loan prices. Even though primary market activity increased in the six-month period, much of the new supply focused on refinancing. Consequently, amid the imbalance between supply and demand, many issuers took the opportunity to refinance their loans with lower pricing.

Loan issuers reported strong revenue and earnings growth, which helped decrease leverage levels and improve interest coverage. Furthermore, as many issuers refinanced or pushed out near-term maturities with amend-to-extend transactions, the once significant volume of loans maturing in 2013 and 2014 continued to decline. Earnings growth and the diminished threat of looming maturities helped to maintain below-average default rates, despite a few distressed issuers pushing the rate higher. For the period under review, the loan default rate increased to 1.00% by principal amount and 1.06% by number of issuers.5

Mortgage-Backed and Asset-Backed Securities

High-quality agency mortgage-backed securities (MBS) performed well during the period and outperformed Treasuries but still trailed the strong performance of the high yield corporate bond and bank loan sectors. The Federal Open Market Committee extended its long-term Treasury buying program, Operation Twist, and at period-end it launched an additional round of quantitative easing, large-scale asset purchases known as QE3. The new program included monthly $40 billion purchases of agency MBS and provided strong technical support for the markets. Purchases were to continue indefinitely unless the outlook for the labor market improved “substantially.”

MBS sector valuations appeared more fairly valued, in our analysis, and additional support for the market persisted with a limited supply of mortgages,

5. Source: S&P Leveraged Commentary and Data and S&P Loan Syndications and Trading Association Leveraged Loan Index.

Semiannual Report | 5

additional Fed purchases and reinvestment of pay downs, and bank and mortgage REIT (real estate investment trust) demand. With mortgage rates at historical lows, we expect prepayments to increase as they have over the past few months, although still not to the extent of past prepayment waves. Declining home price appreciation, the loss of home equity, tighter underwriting standards and originator processing capacity continued to mitigate prepayment activity.

Over the period, the Fund’s coupon allocation shifted lower as we increased exposure to lower coupon 3.50% securities and reduced our exposure to 4.00% through 5.00% MBS. Our heaviest allocation was in 3.50% and 5.00% coupons.

Outside of conventional MBS, the Fund remained allocated to higher quality, securitized sectors with strong credit fundamentals and continued to invest in asset-backed securities and commercial-mortgage backed securities (CMBS). The Fund maintained exposure to CMBS, but shifted allocation to those lower in capital structure. Although credit fundamentals showed signs of stabilization, we expect the commercial real estate landscape to remain challenged over the intermediate term. Both sectors had positive total returns and outperformed Treasuries but underperformed the high yield corporate bond and bank loan sectors.

6 | Semiannual Report

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capi-
tal gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gains distributions, if any, or any realized gains on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. The
Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. Figures are for common shares. As of 9/30/12, the Fund had leverage in the amount of 30.80% of the Fund’s total assets. The Fund employs leverage through the issuance of Auction Preferred Shares and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.
3. Assumes reinvestment of distributions at net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment plan.
5. Distribution rate is based on an annualization of the Fund’s 8.3 cent per share September dividend and the NYSE Amex closing price of $14.76 on 9/30/12.

8 | Semiannual Report

Annual Shareholders’ Meeting

September 20, 2012

At an annual Meeting of Shareholders of the Fund held on September 20,
2012, shareholders approved the election of the following persons as Trustees of the Fund.

Semiannual Report | 9

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. BNY Mellon Investment Servicing (U.S.) Inc. (Agent), P.O. Box 358035, Pittsburgh, PA 15252-8035, will act as your Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered. The complete Terms and Conditions of the Dividend Reinvestment Plan are contained in the Fund’s Dividend Reinvestment Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent.

If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.

10 | Semiannual Report

The market price of shares on a particular date shall be the last sales price on NYSE Amex, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.

The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds.

The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest

Semiannual Report | 11

in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (866) 340-2909. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

12 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Financial Highlights

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited)

	Country	Principal Amount*	Value
Corporate Bonds 49.4%			
Automobiles & Components 0.8%			
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	700,000	$ 609,875
Ford Motor Credit Co. LLC, senior note,			
6.625%, 8/15/17	United States	1,000,000	1,161,389
5.00%, 5/15/18	United States	500,000	547,246
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	700,000	778,750
			3,097,260
Banks 1.2%			
CIT Group Inc.,			
4.25%, 8/15/17	United States	1,200,000	1,251,609
senior note, 5.00%, 5/15/17	United States	1,200,000	1,287,000
[a]senior note, 144A, 6.625%, 4/01/18	United States	500,000	570,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,100,000 EUR	1,442,710
			4,551,319
Capital Goods 0.9%			
[a]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	2,000,000	1,860,000
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,100,000	1,166,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	300,000	286,125
			3,312,125
Commercial & Professional Services 1.1%			
[a,b]ADS Waste Escrow Corp., senior note, 144A, 8.25%, 10/01/20	United States	1,800,000	1,840,500
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	2,000,000	2,150,000
			3,990,500
Consumer Durables & Apparel 1.5%			
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	1,000,000	1,086,250
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	1,300,000	1,456,000
[a]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A, 7.75%, 4/15/20	United States	1,000,000	1,070,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	2,000,000	1,990,000
			5,602,250
Consumer Services 2.1%			
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	1,400,000	1,543,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	2,500,000	2,700,000
MGM Resorts International, senior note, 6.75%, 4/01/13	United States	2,500,000	2,565,625
[a]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	996,000
			7,805,125
Diversified Financials 2.3%			
Ally Financial Inc., senior note,			
4.50%, 2/11/14	United States	1,000,000	1,025,000
6.25%, 12/01/17	United States	1,000,000	1,085,574

14 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

16 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 17

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

18 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 19

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

20 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 21

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 23

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

24 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 25

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

26 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 27

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2012, the aggregate value of these securities was $88,009,098, representing 23.37% of net assets.
bA portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis. See Note 1(c).
cPerpetual security with no stated maturity date.
dSee Note 9 regarding defaulted securities.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(g) regarding senior floating rate interests.
hThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
iThe security is traded on a discount basis with no stated coupon rate.
jNon-income producing.
kSee Note 8 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

28 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Limited Duration Income Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2012 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$538,930,436
Cost - Sweep Money Fund (Note 8)	19,149,132
Total cost of investments	$558,079,568
Value - Unaffiliated issuers (Note 8)	$550,335,802
Value - Sweep Money Fund	19,149,132
Total value of investments	569,484,934
Cash	1,394,860
Restricted Cash (Note 1e)	190,000
Foreign currency, at value (cost $9,274)	9,283
Receivables:	
Investment securities sold	5,047,926
Interest	5,390,779
Unrealized appreciation on forward exchange contracts	428,078
Total assets	581,945,860
Liabilities:	
Payables:	
Investment securities purchased	112,289,414
Affiliates	316,463
Distributions to common shareholders	2,225,279
Distributions to preferred shareholders	9,733
Due to brokers	190,000
Unrealized depreciation on forward exchange contracts	80,377
Accrued expenses and other liabilities	183,959
Total liabilities	115,295,225
Preferred shares at redemption value [$25,000 liquidation preference per share (3,600 shares outstanding)] (Note 3)	90,000,000
Net assets applicable to common shares	$376,650,635
Net assets applicable to common shares consist of:	
Paid-in capital	$381,024,532
Distributions in excess of net investment income	(1,872,886)
Net unrealized appreciation (depreciation)	11,756,256
Accumulated net realized gain (loss)	(14,257,267)
Net assets applicable to common shares	$376,650,635
Common shares outstanding	26,810,588
Net asset value per common share	$14.05

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including

Semiannual Report | 33

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

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Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis

The Fund purchases securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At September 30, 2012, the Fund had no OTC derivatives in a net unrealized loss position for such contracts of $20,914.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

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Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Restricted Cash

At September 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized (without par value). During the period ended September 30, 2012, there were 23,655 shares issued for $327,873 from reinvested distributions.

3. AUCTION RATE PREFERRED SHARES

The Fund has outstanding 1,200 Preferred Shares Series M, 1,200 Preferred Shares Series W and 1,200 Preferred Shares Series F, each with a $25,000 liquidation preference totaling $90,000,000. Preferred Shares are senior to common shares and the Fund will not declare or pay any dividend on the common shares unless the Fund has declared or paid full cumulative dividends on the Preferred Shares through the most recent dividend date. Dividends to preferred shareholders are cumulative and are declared weekly, at rates established through an auction process. The weekly auctions for Series M, W and F have all failed during the period ended September 30, 2012; consequently, the dividend rate paid on the Preferred Shares has moved to the maximum rate as defined in the prospectus. During the period ended September 30, 2012, the dividends on Preferred Shares ranged from 1.439% to 1.700%.

On July 1, 2012, Moody’s Investors Service, Inc. (Moody’s) enacted a revised methodology for rating debt and preferred stock issued by closed-end funds (CEFs). Using the new ratings methodology, Moody’s changed its credit rating of the Preferred Shares, issued by the Fund, from Aaa to Aa3 on July 12, 2012. This ratings action was the result of Moody’s decision to revise its CEF ratings methodology and was not specifically related to any changes in the Fund’s portfolio of investments, structure or portfolio management team. As a result of this ratings change, the maximum rate, as defined in the prospectus, increased by 25 basis points and is reflected in the rates disclosed above.

The Fund is required to maintain, on a weekly basis, a specified discounted value of its portfolio in compliance with guidelines established by Fitch Ratings and Moody’s Investor Services Inc., and is required to maintain asset coverage for the Preferred Shares of at least 200%.

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Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

3. AUCTION RATE PREFERRED SHARES (continued)

The Preferred Shares are redeemable by the Fund at any time and are subject to mandatory redemption if the asset coverage or discounted value requirements are not met. During the period ended September 30, 2012, all requirements were met.

4. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee and administrative fee to Advisers and FT Services of 0.50% and 0.20%, respectively, per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the liquidation value of the Preferred Shares and other financial leverage.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

6. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2012, the Fund had capital loss carryforwards of $14,099,734 expiring in 2018.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At March 31, 2012, the Fund deferred post-October capital losses of $1,904,096.

Semiannual Report | 39

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES (continued)

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, mortgage dollar rolls and paydown losses.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $780,957,507 and $768,742,235, respectively.

8. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2012, the Fund had 69.39% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2012, the value of this security, was $952,500, representing 0.17% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

40 | Semiannual Report

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION

At September 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended September 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended September 30, 2012, the average month end market value of derivatives represented 0.21% of average month end net assets. The average month end number of open derivative contracts for the period was 29.

See Note 1(d) regarding derivative financial instruments.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

Semiannual Report | 41

Franklin Templeton

Limited Duration Income Trust

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

42 | Semiannual Report

Semiannual Report | 43

Franklin Templeton

Limited Duration Income Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Certifications

The Fund’s Chief Executive Officer – Finance and Administration is required by NYSE Amex’s Listing Standards to file annually with the Exchange a certification that she is not aware of any violation by the Fund of the Exchange’s Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund’s Chief Executive Officer – Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund’s Form N-CSR and Form N-CSRS (which include the Fund’s annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSR for the year ended March 31, 2012. Additionally, the Fund expects to file, on or about November 30, 2012, such certifications with its Form N-CSRS for the six months ended September 30, 2012.

44 | Semiannual Report

Item 2. Code of Ethics.

 (a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

 (c) N/A (d) N/A

 (f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

 (a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

 (2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Michael Luttig, Frank A. Olson and John B. Wilson.

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the investment manager’s ultimate decision. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.

Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.

To avoid certain potential conflicts of interest, the investment manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, the rules thereunder, or pursuant to a U.S. SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Investment manager’s proxy voting policies and principles The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The investment manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of auditors of portfolio companies. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence.

Management and director compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-takeover mechanisms and related issues. The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environment, social and governance issues. The investment manager will generally give management discretion with regard to social, environmental and ethical issues, although the investment manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global corporate governance. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to vote a proxy, or may choose not to vote a proxy, such as where: (i) the proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the investment manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits. (a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer